Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

25. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements, except for the events mentioned below, the Company did not identify any subsequent events with material financial impact on the Company’s consolidated financial statements.

Execution of a Vehicle Sales Contract and Final Settlement

In November 2023, the Group entered into a sales contract with a customer for the sale of 200 vehicles, with a total contract value of approximately US$9.6 million. The customer was to settle the payment through instalments over a four-year period.

In November 2024, following further negotiations, the parties agreed to a revised settlement under which the customer would make a one-time final payment of approximately US$0.8 million, with the remaining outstanding balance to be waived. As this agreement was concluded after the reporting date, no adjustment was made to the 2023 consolidated financial statements.

As part of its normal credit risk assessment process in 2023, and in accordance with the expected credit loss model under ASC 326, the Group recognized a provision of approximately US$4.1 million, reflecting the portion of the receivable that was considered unrecoverable based on conditions known as of the reporting date. A further impairment was subsequently recorded in 2024 to reflect the terms of the final settlement. As of the date of issuance of the consolidated financial statements, the US$0.8 million payment has been received in full.

Discontinuation of Rabdan Brand

In March 2024, the Company was orally informed by a representative of the UAE authority, who oversees the trademark use of the Rabdan brand for vehicles, to refrain from producing any vehicles under the Rabdan brand, as the authority intended to create a premium automotive product line using the Rabdan moniker. The Company immediately suspended new orders of Rabdan branded vehicles and engaged in discussions for collaborations with Rabdan Motors LLC, an entity set up by the UAE authority to develop a premium automotive product line under Rabdan brand.

In June 2024, the Company was notified by the same representative to refrain from selling any Rabdan branded vehicles within the UAE. Since that time, the Company has commenced the re-badging of approximately 320 vehicles held in inventory from the Rabdan brand to its own brand and has sold most of those re-branded vehicles.

In response to the discontinuance of the Rabdan branded vehicles, the Company has reduced its workforce by approximately 222 employees and contractors from January 2024 to March 2025.

The Company has been actively exploring new partnerships in new regions, including potential investment from OEM manufacturers in China. However, the Company may not find alternative partners on favorable terms or maintain its existing strategic cooperation relationships with its business partners. If the Company is unable to introduce or manage new and existing brands and models of vehicles that customers recognize as valuable, the Company may fail to retain and attract customers and its operating results may be further adversely affected.

Construction Dispute

On January 9, 2025, Tianjin Geological Engineering Survey and Design Institute Co., Limited. (“Tianjin Geological Engineering”) filed proceedings with us involving in a construction survey contract dispute. Tianjin Geological Engineering is claiming unpaid survey fees and accrued interest totaling US$87 thousand. The Group considered the possibility of the Group to bear the obligation of this survey fees is less likely than not as at the date of the Company’s consolidated financial statements issuance.

Joint Venture with W Motors

On January 14, 2025, the Company entered into a Joint Venture Agreement (the “JV Agreement”) with W Motors to establish a joint venture company (the “JV Company”) to engage in the businesses of automobile modification and customizations, vehicle distribution, sale of after-sales auto parts and provision of car services.

The JV Agreement outlines the structure and operations of the new JV Company. Pursuant to the JV Agreement, NWTN will hold a majority stake of 51% in the JV Company, while W Motors will hold the remaining 49%. As part of their contributions, NWTN will provide intellectual property valued at $100 million, including patents, software, and related technologies. W Motors, on the other hand, will contribute its existing police vehicle and modification business, encompassing market channels, contracts, and equipment, valued at $100 million.

Pursuant to the JV Agreement, the JV Company will have a Board of Directors appointed by both parties, with NWTN appointing the Chairperson and a total of 3 directors (including the Chairperson) and W Motors appointing a total of 2 directors. W Motors will appoint the General Manager of the JV Company, while NWTN and W Motors will jointly nominate the Chief Financial Officer. Financial management of the JV Company will be conducted independently, adhering to applicable accounting standards. Profits will be distributed in proportion to shareholding after deducting taxes and statutory reserves. Both parties will receive quarterly financial reports to ensure transparency and proper oversight.